Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation	¥ 156,478		¥ 289,705	¥ 408,208
Cost of Revenues [Member]
Share-based compensation	31,955	$ 4,633	56,629	64,942
Research and Development Expenses [Member]
Share-based compensation	67,242	9,749	135,316	150,723
Sales and Marketing Expenses [Member]
Share-based compensation	4,477	649	8,318	9,879
General and Administrative Expenses [Member]
Share-based compensation	¥ 52,804	$ 7,656	¥ 89,442	¥ 182,664